SHORT TERM AND LONG TERM DEBT	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
SHORT TERM AND LONG TERM DEBT
NOTE 9:	SHOTR TERM AND LONG TERM DEBT

1.	On May 17, 2012 the Company entered into loan agreements, with two Israeli Banks, pursuant to which the Company borrowed a total of $10,000.

In December 2014, the Company executed a cross-currency and interest swap transaction with one of the banks in order to mitigate the potential impact of the fluctuations in the ILS/USD exchange rate in regards to the future interest and principal payments of the Company’s convertible bonds (described below), which are denominated in ILS. In April 1, 2015, the Company amended the agreement in regards to the financial covenants to secure the fulfillment of all the obligations, liabilities and indebtedness, effective December 31, 2014. As of December 31, 2016, the Company fully repaid one of the loans, and the outstanding balance of $400 will be repaid by April 2017. The agreement contains various provisions including compliance with certain financial covenants, restrictive covenants, including negative pledges on future acquisition, and other commitments, typically contained in facility agreements of this type.

2.
On November 30, 2015, concurrently with the closing of the Undertone acquisition, Interactive Holding Corp. entered into a new secured credit agreement for $50,000, due in quarterly installments from March 2016 to November 2019. The installments started at $625 per quarter, increase to $1,250 per quarter in March 2018 and require a final payment upon maturity of $35,000. The outstanding principal bears interest at LIBOR plus 5.5% per annum and is secured by substantially all the assets of the companies in the Undertone group and by guarantees of such companies. The credit is required to be prepaid by Undertone in certain circumstances, such as from proceeds of asset sales or casualty insurance policies, debt or equity offerings, or from excess cash flow in the event that Undertone's total leverage ratio exceeds specified targets, and a pro rata portion of indemnification payments (or offset of the holdback amount) under the Merger Agreement. The debt issuance cost amounted to $1,399, which was deducted from the carrying amount of that debt in the consolidated balance sheets and amortized during the term of the loan as interest expense according to the effective interest method. According to the credit agreement, Undertone has the option for prepayment, which shall be applied to principal installments as specified by Undertone. In 2016, Undertone repaid additional $5,000, which was applied to the final principal upon maturity.

As of December 31, 2016, the principal outstanding balance was $42,500.

Under said credit facility, Undertone is required to maintain financial covenants as of the end of each fiscal quarter as set forth in the credit facility. As of December 31, 2016, the Company satisfies all of the financial covenants.

3.
On November 22, 2015, the Company borrowed $19,900 under a credit facility from an Israeli Bank. The credit facility was secured by a lien on the accounts receivable of ClientConnect Ltd., an Israeli subsidiary of Perion, from its current and future business clients and was guaranteed by Perion. As of December 31, 2015, the unpaid balance of the credit facility was $13,000, bearing annual interest of LIBOR + 1.2%. In November 2016, the Company repaid the credit facility.

4.
On November 28, 2016, the Company borrowed $7,000 under a credit facility from the same Israeli bank. The credit facility is guaranteed by a lien on the accounts receivable of ClientConnect Ltd., from its current and future business clients and is guaranteed by Perion. As of December 31, 2016, the utilized balance of the credit facility was $7,000 bearing annual interest of LIBOR + 3.3%. On January 26, 2017, the Company repaid the credit facility.

As of December 31, 2016, the aggregate principal annual maturities according to the all of the above loan agreements were as follows:

Repayment amount

2017	$11,150
2018	5,000
2019	33,750

Total principal payments	49,900
Less: unamortized original issue discount	(1,316)

Present value of principal payments	48,584
Less: current portion	10,656

Long-term debt	$37,928